UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2009

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 3, 2009

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 53
Form 13 F Information Table Value Total: 177,100

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      706    11740 SH       SOLE                    11740
AT&T Corp New                  COM              00206r102      477    19190 SH       SOLE                    19190
Aberdeen Asia-Pacific Income F COM              003009107      182    32692 SH       SOLE                    32692
Agilent Technologies Inc       COM              00846U101     3566   175580 SH       SOLE                   175580
Archer Daniels Midland         COM              039483102     3485   130200 SH       SOLE                   130200
BP PLC - Spons ADR             COM              055622104     7021   147253 SH       SOLE                   147253
Barrick Gold Corp              COM              067901108     2285    68120 SH       SOLE                    68120
Berkshire Hathaway Inc-CL A    COM              084670108      270        3 SH       SOLE                        3
Bristol-Myers Squibb Co        COM              110122108     6440   317109 SH       SOLE                   317109
Central Fund Canada CL A       COM              153501101     6621   563990 SH       SOLE                   563990
Citigroup Inc                  COM              172967101       30    10240 SH       SOLE                    10240
Coca-Cola Co                   COM              191216100      595    12405 SH       SOLE                    12405
ConocoPhillips                 COM              20825C104     2273    54030 SH       SOLE                    54030
Dow Chemical                   COM              260543103     1546    95775 SH       SOLE                    95775
DuPont E I de Nemours & Co     COM              263534109     1511    58996 SH       SOLE                    58996
Emerson Electric Co            COM              291011104      224     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     1928    27583 SH       SOLE                    27583
Fluor Corp                     COM              343412102     3294    64220 SH       SOLE                    64220
Foster Wheeler AG              COM              H27178104     2535   106725 SH       SOLE                   106725
General Electric Co            COM              369604103     2256   192494 SH       SOLE                   192494
Goodyear Tire & Rubber Co      COM              382550101     2738   243200 SH       SOLE                   243200
Helmerich & Payne              COM              423452101     6630   214785 SH       SOLE                   214785
Hewlett Packard Co             COM              428236103    30329   784705 SH       SOLE                   784705
Home Depot Inc                 COM              437076102     3797   160700 SH       SOLE                   160700
Hospira Inc                    COM              441060100     6049   157035 SH       SOLE                   157035
Intel Corp                     COM              458140100      732    44214 SH       SOLE                    44214
International Business Machine COM              459200101     6422    61501 SH       SOLE                    61501
Johnson & Johnson              COM              478160104      741    13050 SH       SOLE                    13050
Market Vectors Agribusiness    COM              57060u605     8232   238950 SH       SOLE                   238950
Market Vectors Global Alternat COM              57060U407     4129   169565 SH       SOLE                   169565
Merck & Co                     COM              589331107      470    16796 SH       SOLE                    16796
NASDAQ-100 Index Powershares T COM              73935a104      235     6450 SH       SOLE                     6450
NSTAR                          COM              67019E107     3443   107225 SH       SOLE                   107225
National Penn Bancshares Inc   COM              637138108      117    25329 SH       SOLE                    25329
Newmont Mining Corp            COM              651639106     6020   147287 SH       SOLE                   147287
Northrop Grumman Corp          COM              666807102     3576    78275 SH       SOLE                    78275
Penn West Energy Trust         COM              707885109     5465   429300 SH       SOLE                   429300
Pilgrim's Pride Corp           COM              721467108       62    12500 SH       SOLE                    12500
Procter & Gamble               COM              742718109     1042    20382 SH       SOLE                    20382
SPDR Gold Trust                COM              78463V107     3527    38685 SH       SOLE                    38685
Supervalu Inc                  COM              868536103     3358   259300 SH       SOLE                   259300
TECO Energy Inc                COM              872375100     4424   370820 SH       SOLE                   370820
Travelers Cos Inc              COM              89417E109     5127   124930 SH       SOLE                   124930
Union Pacific Corp             COM              907818108      224     4300 SH       SOLE                     4300
United Technologies Corp       COM              913017109     5178    99660 SH       SOLE                    99660
Verigy Ltd                     COM              y93691106      237    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     6460   210224 SH       SOLE                   210224
Wilmington Trust Corporation   COM              971807102      302    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     4211   503750 SH       SOLE                   503750
Wyeth                          COM              983024100      533    11741 SH       SOLE                    11741
Xcel Energy Inc                COM              98389B100     5510   299300 SH       SOLE                   299300
IShares S&P 500 Index Fund                      464287200      215 2330.0000SH       SOLE                2330.0000
Vanguard Utilities ETF                          92204A876      318 5450.0000SH       SOLE                5450.0000